Environmental Rehabilitation Obligation (Tables)	12 Months Ended
Mar. 31, 2025
Environmental Rehabilitation Obligation [Abstract]
Schedule of Reconciliation of Obligations Associated Retirement Properties

Total
Balance, March 31, 2024	$6,442
Reclamation expenditures	(819)
Unwinding of discount of environmental rehabilitation	139
Addition to provision	1,175
Revision of provision	2,728
Foreign exchange impact	(26)
Balance, March 31, 2025	$9,639
Reclamation expenditures	(1,131)
Unwinding of discount of environmental rehabilitation	194
Revision of provision	1,403
Foreign exchange impact	491
Balance, March 31, 2026	$10,596